UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	July 8, 2008

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	59
Form 13F Information Table Value Total: $226,146

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Abbott Laboratories	COM		002824100	1632	30803	SH		SOLE			30803
Accenture Ltd		CL A		G1150G111	1937	47568	SH		SOLE			47568
Accuray Inc.		COM		004397105	1711	234656	SH		SOLE			234656
Adobe Sys Inc.		COM		00724F101	6739	171091	SH		SOLE			171091
Aegon NV		COM		007924103	173	13158	SH		SOLE			13158
Allied Irish Banks      ADR		019228402	329	10679	SH		SOLE			10679
Amer Intl Group Inc	COM		026874107	4252	160707	SH		SOLE			160707
Axa SA Each Repstg	ADR		054536107	3305	112333	SH		SOLE			112333
Bank Hawaii		COM		062540109	4834	101136	SH		SOLE			101136
Bank Montreal Que	COM		063671101	844	20478	SH		SOLE			20478
BHP Billiton LTD	ADR		088606108	4298	50447	SH		SOLE			50447
Capitalsource Inc.	COM		14055X102	7438	671318	SH		SOLE			671318
Caterpillar		COM		149123101	4651	63009	SH		SOLE			63009
China Mobile Hong K	ADR		16941M109	2842	42447	SH		SOLE			42447
Cisco Sys Inc		COM		17275R102	4476	192437	SH		SOLE			192437
ConocoPhillips		COM		20825C104	209	2212	SH		SOLE			2212
Ctrip.Com Intl Ltd	ADR		22943F100	4784	104503	SH		SOLE			104503
Ecolab Inc		COM		278865100	1274	29634	SH		SOLE			29634
Emerson Electric Co	COM		291011104	1443	29176	SH		SOLE			29176
Encana Corp		COM		292505104	6096	67038	SH		SOLE			67038
Express Scripts Inc	COM		302182100	256	4078	SH		SOLE			4078
First Solar Inc.	COM		336433107	8126	29786	SH		SOLE			29786
Focus Media Holding	ADR		34415V109	4521	163081	SH		SOLE			163081
General Dynamics	COM		369550108	5687	67543	SH		SOLE			67543
Gilead Sciences Inc	COM		375558103	6951	131284	SH		SOLE			131284
Goldcorp Inc New	COM		380956409	8684	188092	SH		SOLE			188092
Goldman Sachs Group	COM		38141G104	4930	28187	SH		SOLE			28187
Health Grades, Inc.	COM		42218Q102	51	11385	SH		SOLE			11385
Himax Technologies	ADR		43289P106	56	11031	SH		SOLE			11031
Huaneng Power		ADR		443304100	201	7274	SH		SOLE			7274
Icon Pub LTD Co		ADR		45103T107	4200	55611	SH		SOLE			55611
Illinois Tool Wks Inc	COM		452308109	1397	29399	SH		SOLE			29399
Infosys Technologie	ADR		456788108	2435	56040	SH		SOLE			56040
Intuitive Surgical  	COM		46120E602	8427	31281	SH		SOLE			31281
JA Solar Holdings	ADR		466090107	1968	116806	SH		SOLE			116806
Kookmin BK New Spon	ADR		50049M109	6324	108077	SH		SOLE			108077
Logitech Intl		SHS		H50430232	4639	173115	SH		SOLE			173115
Maxim Integrated Pr	COM		57772K101	5624	265928	SH		SOLE			265928
MEMC Electr Matls	COM		552715104	6345	103107	SH		SOLE			103107
NII Holdings Inc	CL B		62913F201	9017	189875	SH		SOLE			189875
Noble Corporation	SHS		G65422100	6763	104115	SH		SOLE			104115
Nokia Corp ADR		ADR		654902204	3073	125425	SH		SOLE			125425
Nomura Hldgs Inc Sp	ADR		65535H208	2486	168530	SH		SOLE			168530
Nutri Sys Inc New      	COM		67069D108	3016	213281	SH		SOLE			213281
Oil Sts Intl Inc       	COM		678026105	1708	26928	SH		SOLE			26928
Omniture		COM		68212S109	5611	302157	SH		SOLE			302157
Qualcomm Inc		COM		747525103	4656	104938	SH		SOLE			104938
Quality Sys Inc		COM		747582104	5882	200903	SH		SOLE			200903
Proshares Usht QQQ	ETF		74347R875	212	4732	SH		SOLE			4732
Proshrs Usht S&P500	ETF		74347R883	210	3157	SH		SOLE			3157
Research in Motion	COM		760975102	7015	60006	SH		SOLE			60006
RF Microdevices Inc	COM		749941100	70	24117	SH		SOLE			24117
Rio Tinto Plc		ADR		767204100	688	1390	SH		SOLE			1390
SK Telcom Co LTD AD	COM		78440P108	3535	170196	SH		SOLE			170196
Smith & Nephew Plc	ADR		83175M205	3083	56312	SH		SOLE			56312
Stryker Corp		COM		863667101	1514	24085	SH		SOLE			24085
Sysco Corp		COM		871829107	5526	200861	SH		SOLE			200861
Theratechnologies	COM		88338H100	13366	2895264	SH		SOLE			2895264
US Bancorp		COM		902973304	4626	165855	SH		SOLE			165855




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